DEBT - Schedule of Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	€ 2,811,779	€ 2,630,011
Proceeds from borrowings from banks and other financial institutions	435,813	262,289
Repayments of borrowings from banks and other financial institutions	(751,070)	(167,539)
Interest accrued/(paid) and other	26,840	22,911
Translation differences	(46,176)	64,107
Total debt, ending balance	2,477,186	2,811,779
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	1,105,425	900,213
Proceeds from borrowings from banks and other financial institutions	151,217	218,924
Repayments of borrowings from banks and other financial institutions	(49,611)	(72,824)
Interest accrued/(paid) and other	445	1,733
Translation differences	(41,003)	57,379
Total debt, ending balance	1,166,473	1,105,425
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	1,490,319	1,487,110
Proceeds from borrowings from banks and other financial institutions	0	0
Repayments of borrowings from banks and other financial institutions	(575,702)	0
Interest accrued/(paid) and other	(10,944)	3,209
Translation differences	0	0
Total debt, ending balance	903,673	1,490,319
Total borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	113,165	154,419
Proceeds from borrowings from banks and other financial institutions	250,000	8,909
Repayments of borrowings from banks and other financial institutions	(72,500)	(55,000)
Interest accrued/(paid) and other	2,891	560
Translation differences	(2,626)	4,277
Total debt, ending balance	290,930	113,165
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	57,423	56,210
Proceeds from borrowings from banks and other financial institutions	0	0
Repayments of borrowings from banks and other financial institutions	(17,691)	(16,500)
Interest accrued/(paid) and other	34,448	17,409
Translation differences	(1,133)	304
Total debt, ending balance	73,047	57,423
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	45,447	32,059
Proceeds from borrowings from banks and other financial institutions	34,596	34,456
Repayments of borrowings from banks and other financial institutions	(35,566)	(23,215)
Interest accrued/(paid) and other	0	0
Translation differences	(1,414)	2,147
Total debt, ending balance	€ 43,063	€ 45,447